Shareholder Fees {- Brokerage and Investment Management Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 | Brokerage and Investment Management Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none